Trade and Other Payables - Summary of Trade and Other Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Payables [Abstract]
Trade payables	$ 277,827	$ 180,270
Other payables	16,642	11,062
Social security and other taxes	76,820	12,741
Deferred revenue	30,957	29,966
Accruals	263,898	179,657
Trade and other payables	$ 666,144	$ 413,696